Non-financial Assets and Liabilities - Schedule of Movements Related to Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Deferred Tax Assets And Liabilities [Line Items]
Beginning balance	$ 0	$ 0
Charged/(credited) to:
- profit or loss	(212)	(239)
- directly to equity	212	239
Ending balance	0	0
Tax losses (DTA)
Deferred Tax Assets And Liabilities [Line Items]
Beginning balance	(80,411)	(71,916)
Charged/(credited) to:
- profit or loss	4,179	(8,742)
- directly to equity	212	247
Ending balance	(76,020)	(80,411)
Other Temporary Differences (DTA)
Deferred Tax Assets And Liabilities [Line Items]
Beginning balance	(7,831)	(8,248)
Charged/(credited) to:
- profit or loss	(4,141)	425
- directly to equity	0	(8)
Ending balance	(11,972)	(7,831)
Intangible Assets (DTL)
Deferred Tax Assets And Liabilities [Line Items]
Beginning balance	88,242	80,164
Charged/(credited) to:
- profit or loss	(250)	8,078
Ending balance	$ 87,992	$ 88,242